Investment Portfolioas of December 31, 2025 (Unaudited)
DWS GNMA Fund
	Principal Amount ($)	Value ($)

Government National Mortgage Association 106.6%
Government National Mortgage Association:
2.0%, 1/1/2056, TBA (a)	155,500,000	128,750,268
2.0%, with various maturities from 1/20/2051 until 3/20/2052	10,628,734	8,764,533
2.5%, with various maturities from 10/20/2050 until 3/20/2052	52,919,300	45,709,752
2.5%, 1/1/2056, TBA	53,000,000	45,728,400
3.0%, with various maturities from 9/15/2042 until 5/20/2052	82,188,770	74,359,836
3.5%, with various maturities from 11/20/2041 until 5/20/2047	19,343,013	18,189,080
4.0%, with various maturities from 8/20/2040 until 4/20/2053	53,610,145	51,287,728
4.25%, 9/15/2041	97,135	96,230
4.49%, with various maturities from 6/15/2041 until 7/15/2041	259,682	260,024
4.5%, with various maturities from 8/15/2039 until 11/20/2052	34,180,874	33,625,550
4.55%, 1/15/2041	424,411	425,900
4.625%, 5/15/2041	178,094	179,007
5.0%, with various maturities from 3/20/2029 until 7/20/2041	7,775,045	7,953,859
5.0%, 1/1/2056, TBA	156,000,000	155,568,504
5.5%, 1/1/2056, TBA	90,500,000	91,350,700
5.5%, 12/20/2055	50,000,000	50,598,493
6.5%, with various maturities from 6/20/2032 until 3/20/2039	2,769,341	2,971,350
7.5%, with various maturities from 7/20/2026 until 4/20/2032	19,914	21,148
Total Government National Mortgage Association (Cost $727,298,000)		715,840,362

Asset-Backed 1.2%
Automobile Receivables 0.3%
Carvana Auto Receivables Trust:
“C”, Series 2021-N3, 1.02%, 6/12/2028	1,400,275	1,362,480
“C”, Series 2021-N4, 1.72%, 9/11/2028	796,055	777,038
		2,139,518
Credit Card Receivables 0.2%
Continental Finance Credit Card ABS Master Trust, “A”, Series 2024-A, 144A, 5.78%, 12/15/2032	1,000,000	1,014,622
Home Equity Loans 0.3%
RCKT Mortgage Trust, “A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044	787,822	794,803
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	1,211,868	1,222,000
		2,016,803
Miscellaneous 0.4%
522 Funding CLO Ltd., “AR”, Series 2018-3A, 144A, 3 mo. USD Term SOFR + 1.302%, 5.186% (b), 10/20/2031	964,492	964,680
Alinea CLO Ltd., “AR”, Series 2018-1A, 144A, 3 mo. USD Term SOFR + 0.9%, 4.784% (b), 7/20/2031	54,759	54,763
CIFC Funding Ltd., “A1R”, Series 2020-4A, 144A, 3 mo. USD Term SOFR + 1.3%, 5.205% (b), 1/15/2040	2,000,000	2,003,756
		3,023,199
Total Asset-Backed (Cost $8,114,853)		8,194,142

Commercial Mortgage-Backed Securities 1.1%
BAHA Trust, “A”, Series 2024-MAR, 144A, 5.972% (b), 12/10/2041	1,286,000	1,331,047
BPR Trust, “B”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.015% (b), 9/15/2038	900,000	898,907
Fontainebleau Miami Beach Mortgage Trust, “B”, Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 1.85%, 5.6% (b), 12/15/2039	563,000	564,220
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2016-NINE, 144A, 2.854% (b), 9/6/2038	500,000	494,474
KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 4.82% (b), 8/15/2038	991,720	987,630
SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.193% (b), 2/15/2042	1,500,000	1,486,033
U.S. Bank C&I Credit-Linked Notes, “B2”, Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.35%, 5.224% (b), 9/25/2032	1,837,518	1,825,730
Total Commercial Mortgage-Backed Securities (Cost $7,535,811)		7,588,041

Collateralized Mortgage Obligations 44.8%
Chase Home Lending Mortgage Trust, “A11”, Series 2019-ATR1, 144A, 1 mo. USD Term SOFR + 1.064%, 4.796% (b), 4/25/2049	487,739	469,345
CIM Trust, “A4”, Series 2018-INV1, 144A, 4.0% , 8/25/2048	1,059,902	998,334
Federal Home Loan Mortgage Corp.:
“OP”, Series 5417, Principal Only, Zero Coupon , 6/25/2054	5,865,184	5,186,187
“SA”, Series 3721, Interest Only, 4.386% minus 30 day USD SOFR Average, 0.402% (b), 9/15/2040	2,434,976	110,380
“IS”, Series 5150, Interest Only, 4.6% minus 30 day USD SOFR Average, 0.575% (b), 8/25/2051	6,259,000	451,662
“SD”, Series 5537, Interest Only, 5.28% minus 30 day USD SOFR Average, 1.406% (b), 5/25/2055	36,153,173	1,629,015
“SA”, Series 5598, Interest Only, 5.35% minus 30 day USD SOFR Average, 1.476% (b), 11/25/2055	62,277,994	3,198,039
“C11”, Series 414, Interest Only, 1.5%, 1/25/2042	3,105,171	219,265
“IG”, Series 5070, Interest Only, 1.5%, 1/25/2044	13,731,691	741,674
“CI”, Series 5037, Interest Only, 1.5%, 11/25/2050	2,828,251	268,256
“ID”, Series 5007, Interest Only, 1.85%, 8/25/2050	3,200,958	356,192
“HS”, Series 4616, Interest Only, 5.886% minus 30 day USD SOFR Average, 1.902% (b), 9/15/2046	10,340,804	1,140,893
“SG”, Series 5418, Interest Only, 5.786% minus 30 day USD SOFR Average, 1.911% (b), 11/25/2046	13,042,733	950,740
“S5”, Series 339, Interest Only, 5.936% minus 30 day USD SOFR Average, 1.952% (b), 11/15/2044	14,362,011	1,575,595
“SH”, Series 4941, Interest Only, 5.836% minus 30 day USD SOFR Average, 1.961% (b), 12/25/2049	8,034,154	842,986
“JI”, Series 5041, Interest Only, 2.0%, 3/25/2049	1,938,000	203,971
“MI”, Series 5018, Interest Only, 2.0%, 10/25/2050	2,371,838	304,630
“IE”, Series 5050, Interest Only, 2.0%, 12/25/2050	4,738,869	586,460
“AI”, Series 5063, Interest Only, 2.0%, 1/25/2051	9,630,990	1,305,761
“JI”, Series 5058, Interest Only, 2.0%, 1/25/2051	3,739,722	450,784
“NS”, Series 4215, Interest Only, 6.036% minus 30 day USD SOFR Average, 2.052% (b), 6/15/2043	2,243,176	239,711
“SH”, Series 4900, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.061% (b), 7/25/2049	10,404,811	1,181,158
“SM”, Series 5004, Interest Only, 6.036% minus 30 day USD SOFR Average, 2.161% (b), 8/25/2050	12,901,609	1,659,860
“WS”, Series 3981, Interest Only, 6.436% minus 30 day USD SOFR Average, 2.452% (b), 5/15/2041	628,970	20,844
“AI”, Series 5200, Interest Only, 2.5%, 5/25/2049	363,171	46,900
“PI”, Series 4992, Interest Only, 2.5%, 7/25/2050	2,686,325	377,513
“LI”, Series 5132, Interest Only, 2.5%, 1/25/2051	19,018,772	2,262,691
“DI”, Series 5081, Interest Only, 2.5%, 3/25/2051	12,061,124	1,893,791

“NS”, Series 4999, Interest Only, 6.436% minus 30 day USD SOFR Average, 2.561% (b), 1/25/2042	2,531,731	129,927
“DS”, Series 4080, Interest Only, 6.586% minus 30 day USD SOFR Average, 2.602% (b), 3/15/2041	1,298,252	58,087
“CZ”, Series 4113, 3.0%, 9/15/2042	1,399,632	1,124,066
“300”, Series 352, 3.0%, 10/15/2046	156,356	144,667
“PA”, Series 4704, 3.5%, 7/15/2047	756,863	700,918
“JI”, Series 5236, Interest Only, 4.0%, 2/25/2052	18,687,075	2,000,046
“IJ”, Series 4472, Interest Only, 6.0%, 11/15/2043	2,902,770	517,240
“AS”, Series 5501, 15.51% minus (2.2 x 30 day USD SOFR Average), 6.987% (b), 2/25/2055	7,861,382	8,086,360
“HS”, Series 5534, 85.75% minus (17.5 x 30 day USD SOFR Average), 10.5% (b), 5/25/2055	21,684,220	23,508,272
Federal National Mortgage Association:
“SC”, Series 2017-73, Interest Only, 3.486% minus 30 day USD SOFR Average, 0.0% (b), 9/25/2047	6,397,979	118,226
“ET”, Series 2024-105, 0.125%, 1/25/2055	4,719,494	3,999,446
“LS”, Series 2012-100, Interest Only, 4.776% minus 30 day USD SOFR Average, 0.901% (b), 9/25/2042	2,305,243	150,983
“SA”, Series 2025-111, Interest Only, 5.45% minus 30 day USD SOFR Average, 1.464% (b), 11/25/2055	24,175,621	1,785,806
“TI”, Series 2021-4, Interest Only, 1.5%, 12/25/2040	11,768,488	435,795
“C2”, Series 432, Interest Only, 2.0%, 7/25/2037	4,887,264	320,785
“AY”, Series 2013-6, 2.0%, 2/25/2043	1,244,000	900,699
“IA”, Series 2021-21, Interest Only, 2.0%, 7/25/2047	24,885,188	2,046,319
“AQ”, Series 2020-56, 2.0%, 8/25/2050	198,834	164,134
“BI”, Series 2020-62, Interest Only, 2.0%, 9/25/2050	3,116,387	363,300
“AI”, Series 2020-97, Interest Only, 2.0%, 1/25/2051	1,471,055	202,609
“EI”, Series 2021-42, Interest Only, 2.0%, 3/25/2051	3,527,296	511,989
“NS”, Series 2011-96, Interest Only, 5.886% minus 30 day USD SOFR Average, 2.011% (b), 10/25/2041	2,953,061	287,828
“TS”, Series 2019-71, Interest Only, 5.886% minus 30 day USD SOFR Average, 2.011% (b), 11/25/2049	8,785,306	917,783
“CS”, Series 2016-88, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.061% (b), 12/25/2046	14,897,462	1,218,146
“BS”, Series 2019-60, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.061% (b), 10/25/2049	6,359,826	663,012
“JS”, Series 2019-57, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.061% (b), 10/25/2049	2,568,070	286,533
“SA”, Series 2020-15, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.061% (b), 3/25/2050	5,349,598	652,155
“KS”, Series 2025-88, Interest Only, 5.95% minus 30 day USD SOFR Average, 2.076% (b), 9/25/2055	13,604,396	1,031,889
“KS”, Series 2025-99, Interest Only, 6.0% minus 30 day USD SOFR Average, 2.126% (b), 11/25/2055	40,922,415	3,241,179
“CS”, Series 2013-86, Interest Only, 6.036% minus 30 day USD SOFR Average, 2.161% (b), 7/25/2043	4,791,740	383,308
“PS”, Series 2013-81, Interest Only, 6.036% minus 30 day USD SOFR Average, 2.161% (b), 7/25/2043	3,140,586	325,858
“PS”, Series 2013-83, Interest Only, 6.036% minus 30 day USD SOFR Average, 2.161% (b), 7/25/2043	1,613,014	130,800
“SW”, Series 2013-81, Interest Only, 6.086% minus 30 day USD SOFR Average, 2.211% (b), 1/25/2043	3,741,533	346,729
“KS”, Series 2013-10, Interest Only, 6.086% minus 30 day USD SOFR Average, 2.211% (b), 2/25/2043	4,665,392	364,785
“SA”, Series 2018-44, Interest Only, 6.086% minus 30 day USD SOFR Average, 2.211% (b), 6/25/2048	39,082,796	4,605,424
“KL”, Series 2016-83, 2.5%, 11/25/2046	107,245	77,018
“IW”, Series 2021-76, Interest Only, 2.5%, 2/25/2048	16,929,914	2,366,610
“NI”, Series 2020-57, Interest Only, 2.5%, 8/25/2050	1,546,167	249,823

“JI”, Series 2020-75, Interest Only, 2.5%, 11/25/2050	499,802	81,810
“PI”, Series 2020-86, Interest Only, 2.5%, 12/25/2050	27,461,696	4,233,049
“I”, Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,159,454	494,593
“MI”, Series 2021-44, Interest Only, 2.5%, 7/25/2051	13,673,930	2,389,347
“ID”, Series 2024-22, Interest Only, 2.5%, 10/25/2051	32,411,230	4,118,511
“GS”, Series 2011-123, Interest Only, 6.436% minus 30 day USD SOFR Average, 2.561% (b), 10/25/2041	1,259,758	88,670
“SC”, Series 2013-130, Interest Only, 6.486% minus 30 day USD SOFR Average, 2.611% (b), 1/25/2044	4,081,522	505,268
“PS”, Series 2011-127, Interest Only, 6.536% minus 30 day USD SOFR Average, 2.661% (b), 8/25/2041	944,049	44,493
“KI”, Series 2012-146, Interest Only, 3.0%, 11/25/2042	2,048,161	234,497
“DI”, Series 2017-15, Interest Only, 3.0%, 3/25/2047	1,636,358	215,285
“IB”, Series 2020-43, Interest Only, 3.0%, 10/25/2048	2,774,031	438,529
“PI”, Series 2022-7, Interest Only, 3.0%, 7/25/2050	19,936,877	2,417,879
“LZ”, Series 2013-6, 3.5%, 2/25/2043	1,151,213	960,358
“JI”, Series 2016-49, Interest Only, 3.5%, 8/25/2046	2,924,111	533,432
“IP”, Series 2019-68, Interest Only, 3.5%, 5/25/2048	2,053,537	187,716
“EA”, Series 2018-85, 3.5%, 12/25/2048	118,643	114,169
“IA”, Series 2024-7, Interest Only, 3.5%, 11/25/2049	1,448,521	184,427
“DB”, Series 2011-111, 4.0%, 11/25/2041	182,865	180,003
“PZ”, Series 2010-13, 4.5%, 3/25/2040	56,371	52,676
“IC”, Series 2019-49, Interest Only, 4.5%, 5/25/2044	5,912,285	460,721
“BI”, Series 2019-13, Interest Only, 4.5%, 5/25/2048	865,882	104,038
“UI”, Series 2010-126, Interest Only, 5.5%, 10/25/2040	2,307,054	206,867
“Z”, Series 2025-111, 5.5%, 11/25/2055	6,530,434	6,393,937
“2”, Series 2007-W8, Interest Only, 6.0%, 9/25/2037	77,610	8,273
“HI”, Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,274,542	258,809
“MU”, Series 2025-33, 30 day USD SOFR Average + 4.25%, 8.124% (b), 8/25/2054	20,221,072	20,961,557
“MS”, Series 2025-35, 82.915% minus (16.75 x 30 day USD SOFR Average), 10.05% (b), 5/25/2055	9,872,769	10,494,678
Government National Mortgage Association:
“SL”, Series 2021-107, Interest Only, 4.0% minus 30 day USD SOFR Average, 0.0% (b), 10/20/2048	7,621,176	300,985
“JO”, Series 2023-133, Principal Only, Zero Coupon , 9/20/2053	4,632,316	3,767,741
“HS”, Series 2013-39, Interest Only, 4.636% minus 1 mo. USD Term SOFR, 0.902% (b), 3/20/2041	9,796,417	476,907
“CS”, Series 2018-152, Interest Only, 4.966% minus 1 mo. USD Term SOFR, 1.232% (b), 11/20/2048	5,253,762	360,992
“SG”, Series 2011-69, Interest Only, 5.286% minus 1 mo. USD Term SOFR, 1.552% (b), 5/20/2041	3,015,109	226,964
“SP”, Series 2014-133, Interest Only, 5.486% minus 1 mo. USD Term SOFR, 1.751% (b), 9/16/2044	6,633,951	531,751
“S”, Series 2013-134, Interest Only, 5.486% minus 1 mo. USD Term SOFR, 1.752% (b), 9/20/2043	5,366,091	384,610
“DS”, Series 2010-35, Interest Only, 5.566% minus 1 mo. USD Term SOFR, 1.832% (b), 3/20/2040	2,212,110	171,657
“PS”, Series 2022-45, Interest Only, 5.8% minus 30 day USD SOFR Average, 1.882% (b), 6/20/2050	45,354,584	3,392,236
“GI”, Series 2020-175, Interest Only, 2.0%, 11/20/2050	5,151,304	647,889
“WI”, Series 2020-181, Interest Only, 2.0%, 12/20/2050	1,491,071	185,535
“AI”, Series 2021-57, Interest Only, 2.0%, 2/20/2051	2,706,051	317,855
“DI”, Series 2021-50, Interest Only, 2.0%, 3/20/2051	2,255,801	295,450
“QE”, Series 2021-159, 2.0%, 9/20/2051	7,639,726	6,347,201
“IJ”, Series 2021-194, Interest Only, 2.0%, 11/20/2051	3,321,294	456,130
“IP”, Series 2021-194, Interest Only, 2.0%, 11/20/2051	607,861	76,595
“SW”, Series 2024-89, Interest Only, 5.93% minus 30 day USD SOFR Average, 2.012% (b), 5/20/2054	34,834,279	1,944,614
“SN”, Series 2010-14, Interest Only, 5.836% minus 1 mo. USD Term SOFR, 2.101% (b), 2/16/2040	2,034,342	100,731

“MS”, Series 2022-153, Interest Only, 6.05% minus 30 day USD SOFR Average, 2.132% (b), 12/20/2049	29,516,084	2,641,026
“SC”, Series 2025-187, Interest Only, 6.05% minus 30 day USD SOFR Average, 2.132% (b), 11/20/2055	85,664,220	7,256,689
“SA”, Series 2019-112, Interest Only, 5.886% minus 1 mo. USD Term SOFR, 2.152% (b), 9/20/2049	4,074,795	441,577
“SA”, Series 2019-152, Interest Only, 5.886% minus 1 mo. USD Term SOFR, 2.152% (b), 12/20/2049	9,271,978	1,013,242
“SA”, Series 2014-10, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 2.201% (b), 1/16/2044	1,195,130	120,375
“XS”, Series 2025-105, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 2.202% (b), 9/20/2049	45,831,929	5,152,347
“CS”, Series 2020-15, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 2.202% (b), 2/20/2050	7,290,387	701,631
“SB”, Series 2023-57, Interest Only, 6.15% minus 30 day USD SOFR Average, 2.232% (b), 4/20/2053	27,163,772	1,701,868
“SL”, Series 2010-31, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.251% (b), 11/16/2034	1,531,007	86,697
“SJ”, Series 2019-70, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.251% (b), 6/16/2038	9,440,459	696,790
“SE”, Series 2012-84, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.251% (b), 7/16/2042	2,557,354	288,809
“SA”, Series 2013-110, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.251% (b), 7/16/2043	3,332,902	332,010
“SA”, Series 2014-60, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.251% (b), 4/16/2044	8,125,272	808,494
“JS”, Series 2019-111, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.252% (b), 9/20/2036	3,523,653	242,337
“SA”, Series 2014-41, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.252% (b), 3/20/2044	3,839,929	419,408
“AS”, Series 2019-158, Interest Only, 6.036% minus 1 mo. USD Term SOFR, 2.301% (b), 9/16/2043	7,544,220	745,945
“SL”, Series 2019-123, Interest Only, 6.036% minus 1 mo. USD Term SOFR, 2.302% (b), 10/20/2049	15,141,015	1,779,519
“JS”, Series 2020-83, Interest Only, 6.036% minus 1 mo. USD Term SOFR, 2.302% (b), 6/20/2050	4,273,965	511,639
“SP”, Series 2012-113, Interest Only, 6.086% minus 1 mo. USD Term SOFR, 2.352% (b), 10/20/2041	1,063,644	59,332
“SG”, Series 2023-86, Interest Only, 6.3% minus 30 day USD SOFR Average, 2.382% (b), 9/20/2050	7,951,496	1,044,703
“SA”, Series 2005-84, Interest Only, 6.136% minus 1 mo. USD Term SOFR, 2.401% (b), 11/16/2035	857,935	67,817
“CS”, Series 2016-31, Interest Only, 6.136% minus 1 mo. USD Term SOFR, 2.402% (b), 7/20/2044	2,530,401	285,599
“LS”, Series 2020-188, Interest Only, 6.186% minus 1 mo. USD Term SOFR, 2.452% (b), 11/20/2050	4,053,700	546,219
“SD”, Series 2020-167, Interest Only, 6.186% minus 1 mo. USD Term SOFR, 2.452% (b), 11/20/2050	15,469,381	2,237,644
“SD”, Series 2021-58, Interest Only, 6.186% minus 1 mo. USD Term SOFR, 2.452% (b), 4/20/2051	6,994,233	856,326
“IT”, Series 2021-116, Interest Only, 1 mo. USD Term SOFR minus 0.886%, 2.5% (b), 10/20/2047	30,403,042	3,397,693
“QB”, Series 2017-180, 2.5%, 12/20/2047	1,174,000	1,030,538
“QI”, Series 2020-149, Interest Only, 2.5%, 10/20/2050	2,402,662	400,658
“IP”, Series 2021-49, Interest Only, 2.5%, 1/20/2051	2,741,258	310,926
“KI”, Series 2021-24, Interest Only, 2.5%, 2/20/2051	10,424,778	1,187,057
“EI”, Series 2021-105, Interest Only, 2.5%, 5/20/2051	4,464,230	658,676
“MI”, Series 2021-115, Interest Only, 2.5%, 5/20/2051	5,360,207	677,721
“BI”, Series 2021-165, Interest Only, 2.5%, 9/20/2051	1,719,253	208,349
“JI”, Series 2025-62, Interest Only, 2.5%, 10/20/2051	2,340,885	314,194

“SF”, Series 2020-61, Interest Only, 6.326% minus 1 mo. USD Term SOFR, 2.592% (b), 7/20/2043	35,097,181	3,732,189
“SG”, Series 2017-60, Interest Only, 6.356% minus 1 mo. USD Term SOFR, 2.622% (b), 2/20/2038	5,785,167	575,291
“SM”, Series 2008-2, Interest Only, 6.386% minus 1 mo. USD Term SOFR, 2.651% (b), 1/16/2038	1,218,572	113,453
“SD”, Series 2017-60, Interest Only, 6.406% minus 1 mo. USD Term SOFR, 2.672% (b), 2/20/2038	3,439,534	341,305
“SD”, Series 2010-68, Interest Only, 6.466% minus 1 mo. USD Term SOFR, 2.732% (b), 6/20/2040	4,080,653	481,033
“SN”, Series 2012-43, Interest Only, 6.486% minus 1 mo. USD Term SOFR, 2.751% (b), 4/16/2042	485,195	63,179
“HS”, Series 2012-42, Interest Only, 6.516% minus 1 mo. USD Term SOFR, 2.782% (b), 3/20/2042	1,801,650	220,425
“SH”, Series 2010-101, Interest Only, 6.536% minus 1 mo. USD Term SOFR, 2.801% (b), 8/16/2040	2,027,238	249,866
“S”, Series 2010-147, Interest Only, 6.536% minus 1 mo. USD Term SOFR, 2.802% (b), 11/20/2040	4,556,223	553,638
“CI”, Series 2015-74, Interest Only, 3.0%, 10/16/2039	646,585	8,765
“YI”, Series 2020-1, Interest Only, 3.0%, 1/20/2050	2,245,693	384,185
“ID”, Series 2020-32, Interest Only, 3.0%, 3/20/2050	355,971	61,475
“XZ”, Series 2020-122, 3.0%, 8/20/2050	369,582	207,609
“KI”, Series 2021-32, Interest Only, 3.0%, 2/20/2051	1,137,720	204,011
“IH”, Series 2023-190, Interest Only, 3.0%, 11/20/2051	18,215,248	2,425,668
“CI”, Series 2024-24, Interest Only, 3.0%, 12/20/2051	42,544,439	7,432,595
“SD”, Series 2024-105, Interest Only, 7.2% minus 30 day USD SOFR Average, 3.282% (b), 3/20/2051	16,063,204	3,394,726
“HS”, Series 2014-43, Interest Only, 7.136% minus 1 mo. USD Term SOFR, 3.401% (b), 3/16/2044	3,442,876	387,780
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	17,048	205
“JI”, Series 2013-10, Interest Only, 3.5%, 1/20/2043	5,337,390	851,164
“ZG”, Series 2015-99, 3.5%, 7/20/2045	700,991	657,962
“EL”, Series 2019-23, 3.5%, 2/20/2049	351,500	318,981
Series 2020-45, Interest Only, 4.0%, 8/20/2049	1,035,137	209,746
“MS”, Series 2025-105, 20.0% minus (4 x 30 day USD SOFR Average), 4.329% (b), 6/20/2055	8,368,447	7,949,325
“JS”, Series 2023-70, 12.3% minus (2 x 30 day USD SOFR Average), 4.465% (b), 5/20/2053	4,475,997	4,309,192
“ZC”, Series 2003-86, 4.5%, 10/20/2033	162,628	164,137
“ZP”, Series 2009-58, 4.5%, 7/20/2039	83,617	77,606
“IP”, Series 2014-108, Interest Only, 4.5%, 12/20/2042	135,326	659
“LI”, Series 2014-100, Interest Only, 4.5%, 10/16/2043	3,811,059	304,988
“DI”, Series 2017-177, Interest Only, 4.5%, 11/16/2047	3,299,019	587,929
“HI”, Series 2020-5, Interest Only, 4.5%, 6/20/2049	1,164,353	257,331
“WI”, Series 2020-191, Interest Only, 4.5%, 12/20/2050	2,921,610	529,289
“ZJ”, Series 2022-83, 4.5%, 5/20/2052	1,509,392	1,388,858
“SC”, Series 2023-97, 16.35% minus (3 x 30 day USD SOFR Average), 4.597% (b), 7/20/2053	9,638,249	9,434,170
“UZ”, Series 2010-37, 5.0%, 3/20/2040	662,763	675,780
“BI”, Series 2016-68, Interest Only, 5.0%, 5/20/2040	2,163,718	407,922
“DI”, Series 2020-5, Interest Only, 5.0%, 2/20/2048	2,109,602	347,595
“ID”, Series 2022-60, Interest Only, 5.0%, 3/20/2052	9,633,661	1,768,082
“LB”, Series 2024-113, 5.0%, 7/20/2054	199,158	199,292
“SG”, Series 2025-60, 14.875% minus (2.5 x 30 day USD SOFR Average), 5.081% (b), 4/20/2055	27,831,363	27,636,017
“GI”, Series 2015-168, Interest Only, 5.5%, 2/16/2033	2,352,484	265,763
“Z”, Series 2006-12, 5.5%, 3/20/2036	132,821	136,222
“DZ”, Series 2009-106, 5.5%, 11/20/2039	350,477	364,633
“IA”, Series 2012-64, Interest Only, 5.5%, 5/16/2042	1,730,621	233,114
“CI”, Series 2009-42, Interest Only, 6.0%, 8/16/2035	140,927	24,145

“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	175,113	35,785
“SL”, Series 2025-98, 21.083% minus (3.667 x 30 day USD SOFR Average), 6.719% (b), 6/20/2055	4,750,564	4,874,430
“ST”, Series 2025-100, 76.7% minus (13 x 30 day USD SOFR Average), 7.8% (b), 4/20/2065	2,320,095	2,346,133
“TC”, Series 2025-69, 156.667% minus (33.333 x 30 day USD SOFR Average), 10.0% (b), 4/20/2055	2,720,950	2,842,631
JPMorgan Mortgage Trust, “A11”, Series 2019-9, 144A, 1 mo. USD Term SOFR + 1.014%, 4.746% (b), 5/25/2050	1,214,956	1,165,490
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.024% (b), 7/25/2059	1,672,108	1,758,707
Total Collateralized Mortgage Obligations (Cost $294,107,103)		300,624,957

U.S. Government Agency Sponsored Pass-Throughs 21.3%
Federal Home Loan Mortgage Corp., 6.0%, 9/1/2055	23,069,619	23,843,232
Federal National Mortgage Association:
2.5%, 1/1/2056,TBA	28,250,000	23,895,376
3.5%, 1/1/2056,TBA	43,000,000	39,747,351
5.0%, 7/1/2044	749,179	775,372
5.5%, 1/1/2056,TBA	39,000,000	39,542,100
6.0%, 1/1/2054	7,765,727	8,147,035
6.0%, 5/1/2055	6,992,670	7,220,780
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $142,172,335)		143,171,246

Government & Agency Obligations 1.3%
U.S. Treasury Obligations
U.S. Treasury Notes, 4.0%, 1/15/2027 (c) (d) (Cost $9,032,686)	9,000,000	9,043,159

	Shares	Value ($)

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 3.77% (e) (Cost $9,159,522)	9,159,522	9,159,522

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,197,420,310)	177.7	1,193,621,429
Other Assets and Liabilities, Net	(77.7)	(521,788,644)
Net Assets	100.0	671,832,785

	Principal Amount ($)	Value ($)

TBA Sale Commitments (35.9)%

U.S. Government Agency Sponsored Pass-Throughs (35.9)%
Federal National Mortgage Association:
2.0%, 1/1/2056, TBA	(55,000,000)	(44,479,215)
4.0%, 1/1/2056, TBA	(49,000,000)	(46,476,059)
4.5%, 1/1/2056, TBA	(50,000,000)	(48,794,300)
5.0%, 1/1/2056, TBA	(68,000,000)	(67,818,168)
6.0%, 1/1/2056, TBA	(33,000,000)	(33,873,510)
Total U.S. Government Agency Sponsored Pass-Throughs (Proceeds $(240,378,281))		(241,441,252)
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2025 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 3.77% (e)
37,949,556	148,908,823	177,698,857	—	—	243,731	—	9,159,522	9,159,522

(a)	U.S. Treasury Notes with a value of $528,951 received to cover collateral requirements for open forward commitments.
(b)
Variable or floating rate security. These securities are shown at their current rate as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	At December 31, 2025, this security has been pledged, in whole or in part, as collateral for open forward commitments.
(d)	At December 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
SOFR: Secured Overnight Financing Rate
TBA: To Be Announced
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond	USD	3/20/2026	55	6,448,898	6,357,656	(91,242)
Ultra Long U.S. Treasury Bond	USD	3/20/2026	62	7,478,437	7,316,000	(162,437)
Total unrealized depreciation						(253,679)

At December 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2026	208	23,553,830	23,387,000	166,830
2 Year U.S. Treasury Note	USD	3/31/2026	933	194,899,936	194,800,195	99,741
3 Year U.S. Treasury Note	USD	3/31/2026	329	70,186,147	70,151,539	34,608
5 Year U.S. Treasury Note	USD	3/31/2026	1,098	120,477,053	120,016,547	460,506
Total unrealized appreciation						761,685
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$715,840,362	$—	$715,840,362
Asset-Backed (a)	—	8,194,142	—	8,194,142
Commercial Mortgage-Backed Securities	—	7,588,041	—	7,588,041
Collateralized Mortgage Obligations	—	300,624,957	—	300,624,957
U.S. Government Agency Sponsored Pass-Throughs	—	143,171,246	—	143,171,246
Government & Agency Obligations	—	9,043,159	—	9,043,159
Short-Term Investments	9,159,522	—	—	9,159,522
Derivatives (b)
Futures Contracts	761,685	—	—	761,685
Total	$9,921,207	$1,184,461,907	$—	$1,194,383,114

Liabilities	Level 1	Level 2	Level 3	Total
TBA Sale Commitments (a)	$—	$(241,441,252)	$—	$(241,441,252)
Derivatives (b)
Futures Contracts	(253,679)	—	—	(253,679)
Total	$(253,679)	$(241,441,252)	$—	$(241,694,931)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
GNMA-PH1